Derivative Instruments and Financial Risk Management - Additional Information (Detail) ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2011 USD ($)	Nov. 30, 2008 ILS (₪) Payments	Nov. 30, 2003 ILS (₪)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Nov. 30, 2008 USD ($)	Sep. 30, 2005	Nov. 30, 2003 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair market value of swap				$ 655	$ 802
CPI-adjusted term loan			₪ 210,800				$ 51,344
Annual interest rate		6.59%	5.80%
Term of derivative instrument			11 years
Swap maturity date				Nov. 28, 2008
Annual swap payments | ₪		₪ 201,270
Number of annual payments | Payments		6
Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments				$ (4,590)	2,190	$ 990
Forward contracts purchase amount	$ 26,167
Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments				901	4,421	1,303
Forward contracts purchase amount				24,900
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Mortgage fixed interest rate								6.16%
(Loss) gain on derivative instruments				(150)	68	(242)
Unrealized gain (loss) on derivative instruments				147	404	127
First Four Months Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 3,542
First Four Months Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount				6,225
Remaining Six Months Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount				$ 2,000
CPI-adjusted Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
CPI-adjusted term loan									$ 47,190
CPI-adjusted agreement period			5 years
Interest Rate Swap One [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Annual interest rate			5.90%
USD/NIS, CPI-Adjusted Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
CPI-adjusted agreement period				6 years
Net (loss) gain recorded within financial income				$ (1,117)	1,025	$ 255
Other Receivables and Prepaid Expenses [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair market value of the swap					$ 2,924